DAY HAGAN LOGIX SMART VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2021

Shares		Fair Value
	COMMON STOCKS — 89.6%
	ADVERTISING & MARKETING - 6.6%
42,000	Interpublic Group of Companies, Inc.	$ 1,226,400
14,500	Omnicom Group, Inc.	1,075,175
		2,301,575
	AEROSPACE & DEFENSE - 5.2%
4,200	General Dynamics Corporation	762,552
2,840	Lockheed Martin Corporation	1,049,380
		1,811,932
	ASSET MANAGEMENT - 2.6%
5,249	T Rowe Price Group, Inc.	900,728

	BANKING - 4.8%
22,200	Bank of America Corporation	858,918
5,300	JPMorgan Chase & Company	806,819
		1,665,737
	BEVERAGES - 1.8%
4,542	PepsiCo, Inc.	642,466

	BIOTECH & PHARMACEUTICALS - 7.0%
7,572	AbbVie, Inc.	819,442
10,100	Gilead Sciences, Inc.	652,763
26,500	Pfizer, Inc.	960,095
		2,432,300
	FOOD - 5.5%
6,900	J M Smucker Company	873,057
14,300	Tyson Foods, Inc., Class A	1,062,490
		1,935,547
	GAS & WATER UTILITIES - 4.9%
17,500	National Fuel Gas Company	874,825
20,200	UGI Corporation	828,402
		1,703,227
	HEALTH CARE FACILITIES & SERVICES - 14.4%
8,700	AmerisourceBergen Corporation	1,027,209
17,436	Cardinal Health, Inc.	1,059,237
18,100	CVS Health Corporation	1,361,663
DAY HAGAN LOGIX SMART VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021

Shares		Fair Value
	COMMON STOCKS — 89.6% (Continued)
	HEALTH CARE FACILITIES & SERVICES - 14.4% (Continued)
4,520	McKesson Corporation	$ 881,581
1,874	UnitedHealth Group, Inc.	697,259
		5,026,949
	INSTITUTIONAL FINANCIAL SERVICES - 11.9%
27,200	Bank of New York Mellon Corporation	1,286,288
3,500	Goldman Sachs Group, Inc.	1,144,500
10,228	Morgan Stanley	794,306
8,800	Northern Trust Corporation	924,968
		4,150,062
	INSURANCE - 7.5%
17,100	Aflac, Inc.	875,178
13,350	MetLife, Inc.	811,547
6,200	Travelers Companies, Inc.	932,480
		2,619,205
	RETAIL - DISCRETIONARY - 4.5%
6,600	Best Buy Company, Inc.	757,746
2,700	Home Depot, Inc.	824,175
		1,581,921
	SOFTWARE - 2.6%
12,700	Oracle Corporation	891,159

	SPECIALTY FINANCE - 2.0%
12,400	First American Financial Corporation	702,460

	TECHNOLOGY HARDWARE - 3.9%
14,889	Cisco Systems, Inc.	769,910
23,606	Juniper Networks, Inc.	597,940
		1,367,850
	TECHNOLOGY SERVICES - 1.9%
9,600	Amdocs Ltd.	673,440

DAY HAGAN LOGIX SMART VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021

Shares		Fair Value
	COMMON STOCKS — 89.6% (Continued)
	TELECOMMUNICATIONS - 2.5%
14,800	Verizon Communications, Inc.	$ 860,620

	TOTAL COMMON STOCKS (Cost $24,306,084)	31,267,178

	TOTAL INVESTMENTS - 89.6% (Cost $24,306,084)	$ 31,267,178
	OTHER ASSETS IN EXCESS OF LIABILITIES- 10.4%	3,637,880
	NET ASSETS - 100.0%	$ 34,905,058

LTD	- Limited Company

Day Hagan Logix Smart Value Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021

The following is a summary of significant accounting policies followed by the Fund in preparation of the financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 "Financial Services – Investment Companies" including FASB Accounting Standards Update ASU 2013-08.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ, at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the last bid price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. The Fund may invest in portfolios of open-end or closed-end investment companies and exchange traded funds (the “underlying funds”). Open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed-end investment companies and exchange traded funds, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company or exchange traded fund purchased by the Fund will not change. The independent pricing service does not distinguish between smaller-sized bond positions known as “odd lots” and larger institutional-sized bond positions known as “round lots”. The Fund may fair value a particular bond if the adviser does not believe that the round lot value provided by the independent pricing service reflects fair value of the Fund’s holding. Short- term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost, provided such valuations represent fair value.

In unusual circumstances, instead of valuing securities in the usual manner, the Fund may value securities at “fair value” as determined in good faith by the Fund’s Board, pursuant to the procedures (the “Procedures”) approved by the Board. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the New York Stock Exchange close.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Day Hagan Logix Smart Value Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of March 31, 2021, for the Fund’s assets and liabilities measured at fair value:

Day Hagan Logix Tactical Dividend Fund
Security Classifications *			Level 1	Level 2	Level 3	Total
Common Stocks			$ 31,267,178	$ -	$ -	$ 31,267,178
Total			$ 31,267,178	$ -	$ -	$ 31,267,178

* Refer to the Schedule of Investments for industry classification
The Fund did not hold any Level 2 or 3 securities during the period.

Cash or Cash Equivalents Risk: At any time, the Fund may have significant investments in cash or cash equivalents. When a substantial portion of a portfolio is held in cash or cash equivalents, there is the risk that the value of the cash account, including interest, will not keep pace with inflation, thus reducing purchasing power over time.

The Fund intends to remain fully invested in their respective strategies at all times. However, the Fund regards the judicious use of cash as part of its strategy. Therefore, the Fund may take temporary defensive cash-like positions, which are inconsistent with the Funds’ principal investment strategies, in attempting to respond to adverse market, economic, political, or other conditions that may cause a Fund’s investment models to indicate a lower allocation to equities or fixed income is prudent. For example, a Fund may hold all or a portion of its assets in money market instruments, including cash, cash equivalents, U.S. government securities, other investment grade fixed income securities, certificates of deposit, bankers acceptances, commercial paper, money market funds and repurchase agreements. If a Fund invests in a money market fund, the shareholders of the Fund generally will be subject to duplicative management fees. Although the Fund would do this only in seeking to avoid losses, the Fund would necessarily reduce the benefit from any upswing in the market. The Fund also may also invest in money market instruments at any time to maintain liquidity or pending selection of investments in accordance with its policies.

Agreggate Unrealized Appreciation and Depreciation - Tax Basis
	Gross	Gross	Net Unrealized
	Unrealized	Unrealized	Appreciation
Tax Cost	Appreciation	Depreciation	(Depreciation)
24,561,610	6,961,503	(255,935)	6,705,568